091-21199fn

For Internal Use Only
Sec File No. 9-

Submit 1 Original
and 9 Copies

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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

SEC
Mail Processing
Section
SEP 26 2016
Washington DC
412

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

Part I — **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:
   Bats BYX Exchange, Inc.
2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):
   See Attached.
3. Class of New Derivative Securities Product:
   See Attached.
4. Name of Underlying Instrument:
   See Attached.
5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:
   See Attached.
6. Ticker Symbol(s) of New Derivative Securities Product:
   See Attached.
7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades: See Attached.
8. Settlement Methodology of New Derivative Securities Product:
   Trades Locked in at Exchange and settled at NSCC.
9. Position Limits of New Derivative Securities Product (if applicable):
   Not Applicable.

16019080

RECEIVED
2016 SEP 26 PM 12: 32
SEC / TM

Part II — **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:
Anders Franzon

Title:
SVP, Associate General Counsel

Telephone Number:
913-815-7154

Manual Signature of Official Responsible for Form:

Date:
September 23, 2016

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	SEP 26 2016

SEC 2449 (6-01)

ATTACHMENT TO FORM 19b-4(e)
FOR NEW DERIVATIVE SECURITIES PRODUCTS ("NDSPs") TRADED ON BATS BYX EXCHANGE, INC.
COMMENCING ON SEPTEMBER 19, 2016

(6) Ticker Symbol	(2) Type of Issuer of NDSP	(3) Class of NDSP	(4) Name of Underlying Instrument	(7) Market(s) upon Which Securities Comprising Underlying Instrument Trades	(5) Broad or Narrow
FINX	Trust	Investment Company Units	INDXX Global Fintech Thematic Index	World	Broad
SNSR	Trust	Investment Company Units	INDXX Global Internet of Things Thematic Index	World	Broad
BOTZ	Trust	Investment Company Units	INDXX Global Robotics & Artificial Intelligence Thematic Index	World	Broad
BSJO	Trust	Investment Company Units	NASDAQ BulletShares USD High Yield Corporate Bond 2024 Index	U.S.	Broad
BSCQ	Trust	Investment Company Units	NASDAQ BulletShares USD Corporate Bond 2026 Index	U.S.	Broad
JPHF	Trust	Investment Company Units	Exchange listed common stocks, preferred stocks, warrant, rights, U.S. and non-U.S. real estate investment trusts, depositary receipts, cash and cash equivalents, corporate debt, futures contracts, over-the-counter and exchange-traded call and put options, non-exchange-traded investment company securities, ETFs, swaps, forward currency transactions, U.S. Government obligations and U.S. government-sponsored mortgage-backed securities	World	Broad
NUAG	Trust	Investment Company Units	BofA Merrill Lynch US Broad Market Index	U.S.	Broad
FDVV	Trust	Investment Company Units	Fidelity Core Dividend Index	World	Broad

ATTACHMENT TO FORM 19b-4(e)
FOR NEW DERIVATIVE SECURITIES PRODUCTS ("NDSPs") TRADED ON BATS BYX EXCHANGE, INC.
COMMENCING ON SEPTEMBER 19, 2016

(6) Ticker Symbol	(2) Type of Issuer of NDSP	(3) Class of NDSP	(4) Name of Underlying Instrument	(7) Market(s) upon Which Securities Comprising Underlying Instrument Trades	(5) Broad or Narrow
FDRR	Trust	Investment Company Units	Fidelity Dividend Index	U.S.	Broad
FDLO	Trust	Investment Company Units	Fidelity U.S. Low Volatility Factor Index	U.S.	Broad
FDMO	Trust	Investment Company Units	Fidelity U.S. Momentum Factor Index	U.S.	Broad
FVAL	Trust	Investment Company Units	Fidelity U.S. Value Factor Index	U.S.	Broad
FQAL	Trust	Investment Company Units	Fidelity U.S. Quality Factor Index	U.S.	Broad

Bats

SEC
Mail Processing
Section
SEP 26 2016
Washington DC
412

September 23, 2016

Ms. Gail Jackson
Mail Stop 6628
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

RE: Form 19b-4(e) – Bats BYX Exchange, Inc.

Ms. Jackson,

On behalf of Bats BYX Exchange, Inc., enclosed please find one (1) executed Form 19b-4(e) and 9 copies. The enclosed Form 19b-4(e) contains information regarding thirteen (13) derivative securities products that commenced trading on Bats BYX Exchange on September 19, 2016. Please contact me or Tami Schademann (913.815.7113) if you have any questions in connection with this matter.

Sincerely,

Anders Franzon
SVP, Associate General Counsel
913.815.7154

RECEIVED
2016 SEP 26 PM 12:31
SEC / TM

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	SEP 26 2016